Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2014
Preferred Stock, shares authorized		20,000,000	20,000,000
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, shares outstanding		51,152,134	51,143,634	51,128,298
Common stock, shares issued			50,041,498	50,041,498
Approval of issuance of shares	1,228,610		1,228,610
Recognized Professional fees	$ 3,072,000		$ 3,072,000
Common stock share subscriptions issued		8,500	15,336
Proceeds from issuance exchange of common stock		$ 42,500	$ 77,000
Approval of deposits from investors		8,650,000	8,500,000	$ 8,500,000
Deposits receivable		131,000	131,000
Deposits on common stock subscriptions		131,000	131,000	$ 131,000
Chief Executive Officers [Member]
Common stock, shares issued					1,000,000
Chairperson and President [Member]
Common stock, shares issued					42,634,878
Investors [Member]
Proceeds from issuance of common stock		11,000,000	11,000,000
Refunded to investors		$ 2,350,000	$ 2,350,000